Significant Accounting Policies (Policies) - Applied Digital Cloud Corporation [Member]	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Restructuring Cost and Reserve [Line Items]
Use of Estimates

Use of Estimates

The preparation of unaudited condensed combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheets and the reported amounts of revenue and expenses during the reporting periods. On an on-going basis, the Company evaluates the estimates, including those related to allocations from parent such as payroll expense and stock-based compensation expense. Although these estimates are based on historical facts and various other assumptions that the Company believes are reasonable, actual results could differ from those estimates.

Use of Estimates

The preparation of combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenue and expenses during the reporting periods. On an on-going basis, the Company evaluates the estimates, including those related to allocations from parent such as payroll expense and stock-based compensation expense. Although these estimates are based on historical facts and various other assumptions that the Company believes are reasonable, actual results could differ from those estimates.

Allocations From Parent

Allocations From Parent

The unaudited condensed combined financial statements include expense allocations prior to the carve-out for certain expenses provided by the Parent on a centralized basis, including, but not limited to, financing, payroll, stock-based compensation, and other expenses that are either specifically identifiable or clearly applicable to the Company. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. Management considers that such allocations have been made on a reasonable basis; however, these allocations may not be indicative of the actual expense that would have been incurred had the Company operated as an independent, stand-alone public entity.

Allocations From Parent

The combined financial statements include expense allocations prior to the carve-out for certain expenses provided by the Parent on a centralized basis, including, but not limited to, financing, payroll, stock-based compensation, and other expenses that are either specifically identifiable or clearly applicable to the Company. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. Management considers that such allocations have been made on a reasonable basis; however, these allocations may not be indicative of the actual expense that would have been incurred had the Company operated as an independent, stand-alone public entity.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification 606, Revenue from Contracts with Customers.

The Company provides managed cloud infrastructure services to customers, such as artificial intelligence and machine learning developers, to help develop their advanced products. Customers pay a fixed rate to the Company in exchange for managed cloud services supported by Company-provided equipment. Revenues are recognized based on the fixed rate, net of any credits for non-performance, over the term of the agreements.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification 606, Revenue from Contracts with Customers.

The Company provides managed cloud infrastructure services to customers, such as artificial intelligence and machine learning developers, to help develop their advanced products. Customers pay a fixed rate to the Company in exchange for managed cloud services supported by Company-provided equipment. Revenues are recognized based on the fixed rate, net of any credits for non-performance, over the term of the agreements.

Accounts Receivable

Accounts Receivable

Accounts receivable are primarily comprised of billed and unbilled receivables for which the Company has an unconditional right to consideration and the performance obligations have been satisfied. The Company recognizes an allowance for the remaining lifetime expected credit losses based on management’s expectation of collectability. The Company bases its estimate on multiple factors, including historical experience with bad debts, our relationship with our customers and their credit quality, the aging of respective asset balances, current macroeconomic conditions and management’s expectations of conditions in the future. The Company writes off accounts receivable in the period when the likelihood of collection of a balance is considered remote.

Accounts Receivable

Accounts receivable are primarily comprised of billed and unbilled receivables for which the Company has an unconditional right to consideration and the performance obligations have been satisfied. The Company recognizes an allowance for the remaining lifetime expected credit losses based on management’s expectation of collectability. The Company bases its estimate on multiple factors, including historical experience with bad debts, our relationship with our customers and their credit quality, the aging of respective asset balances, current macroeconomic conditions and management’s expectations of conditions in the future. The Company writes off accounts receivable in the period when the likelihood of collection of a balance is considered remote.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Combined Financial Statements

For the Fiscal Years Ended May 31, 2025 and May 31, 2024

Segments

Segments

For the nine months ended February 28, 2026 and February 28, 2025, the Company has identified one operating segment, which has also been determined to be the Company’s primary reportable business segment. Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the Chief Operating Decision Maker (CODM), which is the Company’s Chief Executive Officer. The Company’s CODM evaluates performance and makes operating decisions primarily based on revenue and profit (loss).

Segments

For the years ended May 31, 2025 and May 31, 2024, the Company has identified one operating segment, which has also been determined to be the Company’s primary reportable business segment. Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the Chief Operating Decision Maker (CODM), which is the Company’s Chief Executive Officer. The Company’s CODM evaluates performance and makes operating decisions primarily based on revenue and profit (loss).

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets (see “Note 3 - Property and Equipment”). Once an asset is identified for retirement or disposition, the related cost and accumulated depreciation or amortization are removed, and a gain or loss is included in earnings. Depreciation expense includes the amortization of assets recorded in association with our leases. Leasehold improvements and assets recorded in association with our leases are amortized over the shorter of the expected lease term or the estimated useful life of the asset. Construction in progress represents assets received but not placed into service as of May 31, 2025 and May 31, 2024.

Impairment or Disposal of Long-Lived Assets

Impairment or Disposal of Long-Lived Assets

Our long-lived assets are reviewed for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. We also evaluate the period of depreciation and amortization of long-lived assets to determine whether events or circumstances warrant revised estimates of useful lives. When indicators of impairment are present, we determine the recoverability of our long-lived assets by comparing the carrying value of our long-lived assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the estimated future undiscounted cash flows demonstrate the long-lived assets are not recoverable, an impairment loss would be calculated based on the excess of the carrying amounts of the long-lived assets over their fair value. The Company’s estimates of fair values are based on the best information available and require the use of estimates, judgments, and projections.

Lease Accounting

Lease Accounting

The Company determines whether an arrangement contains a lease at the inception of the arrangement. The Company leases office space under operating leases and equipment under finance leases. If a lease is determined to exist, the term of such lease is assessed based on the commencement date, which is the date on which the underlying asset is made available for the Company’s use by the lessor. For leases with renewal periods or early terminations at the Company’s option, the Company determines the expected lease term based on whether the exercise of any renewal option or early termination is reasonably certain at the inception of the lease.

At the commencement date of a lease, we recognize a right-of-use asset representing our right to use the underlying asset during the lease term and a lease liability for the present value of the future lease payments. As most leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available on the commencement date in determining the present value of lease payments.

For operating leases, we recognize fixed lease expense on a straight-line basis over the lease term. For finance leases, we recognize amortization expense on the right-of-use asset and interest expense on the lease liability over the lease term. Variable lease costs are recognized as incurred. Assets and liabilities related to finance leases are presented separately from those relating to operating leases on our combined balance sheets. We do not record lease contracts with a term of 12 months or less on our combined balance sheets. We have also elected for all leases to not separate lease and non-lease components.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Combined Financial Statements

For the Fiscal Years Ended May 31, 2025 and May 31, 2024

Income Taxes

Income Taxes

Income tax amounts in the combined financial statements have been calculated on a separate return method and presented as if operations were separate taxpayers in the respective jurisdictions. Income taxes are accounted for under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized based on the future tax consequences attributable to differences that exist between the financial statement carrying amounts of assets and liabilities and their respective tax bases, as well as tax attributes such as net operating loss, capital loss and tax credits carryforwards on a taxing jurisdiction basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are expected, more likely than not, to be realized in the future. A tax benefit from an uncertain income tax position may be recognized in the financial statements only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. Recognized income tax positions are measured at the largest amount that has a greater than 50% likelihood of being realized. Any subsequent changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

ASC Topic 740, Income Taxes, (“ASC 740”), clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions.

ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure, and transition.

The Company’s policy for recording interest and penalties associated with unrecognized tax benefits is to record such interest and penalties as components of income tax expense.

Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s combined financial statements.

For further information on income taxes, see “Note 6 - Income Taxes” below.

Liquidity

Liquidity

As of February 28, 2026, the Company had cash of $0.1 million and a working capital deficit of $64.8 million which raised substantial doubt about the Company’s ability to continue as a going concern. Historically, the Company has incurred losses and has relied on the Parent to provide financing for its operations.

The Company expects positive cash flows from operations to support its obligations and, in connection with the Business Combination raised approximately $15.8 million equity funding. Finally, the Company has the ability to modify the timing of its capital spending and extend its payment terms with vendors, if necessary.

Based on this analysis, the Company believes that substantial doubt to continue as a going concern has been alleviated. Management believes these events are sufficient to allow the Company to meet its obligations for at least one year after the date these carve-out financial statements are issued.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Condensed Combined Financial Statements (Unaudited)

For the Three and Nine Months Ended February 28, 2026 and February 28, 2025

Liquidity

As of May 31, 2025, the Company had cash of $2.4 million and a working capital deficit of $151.2 million which raises substantial doubt about the Company’s ability to continue as a going concern. Historically, the Company has incurred losses and has relied on the Parent to provide financing for its operations.

Subsequent to the year ended May 31, 2025, the Company renegotiated the majority of its finance leases to extend the duration of the lease agreements, thus extending finance lease payments through fiscal year 2028. Additionally, after year end and through May 31, 2026, the Company made finance lease payments of approximately $89.5 million and operating lease payments of $21.0 million. The Company expects positive cash flows from operations to support its obligations and, in connection with the planned transaction, expects to raise equity funding. Finally, the Company has the ability to modify the timing of its capital spending and extend its payment terms with vendors, if necessary.

Based on this analysis, the Company believes that substantial doubt to continue as a going concern has been alleviated. Management believes these events are sufficient to allow the Company to meet its obligations for at least one year after the date these carve-out financial statements are issued.

APPLIED DIGITAL CLOUD CORPORATION AND AFFILIATES

Notes to the Combined Financial Statements

For the Fiscal Years Ended May 31, 2025 and May 31, 2024

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”): Improvements to Income Tax Disclosures. This ASU is intended to enhance the transparency and decision usefulness of income tax disclosures, primarily related to standardization and disaggregation of rate reconciliation categories and income taxes paid by jurisdiction. The guidance is effective for fiscal years beginning after December 15, 2024, with early adoption permitted, and can be applied either prospectively or retrospectively. The Company has adopted this ASU for the fiscal year beginning June 1, 2025 and will present updated disclosures in its fiscal year ended May 31, 2026 financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU is intended to enhance transparency of income statement disclosures primarily through additional disaggregation of relevant expense captions. In January 2025, the FASB issued ASU No. 2025-01, which revises the effective date of ASU No. 2024-03, to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The ASU allows prospective or retrospective application. The Company is currently evaluating the impact of this ASU on its financial statement presentation and disclosures and plans to adopt this pronouncement beginning with its fiscal year beginning June 1, 2027.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270) Narrow-Scope Improvements. which is intended to improve the navigability of the guidance in ASC 270, Interim Reporting, and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. ASU 2025-11 also addresses the form and content of such financial statements, interim disclosures requirements, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, and early adoption is permitted. The Company is currently evaluating the impact of this ASU on its financial statements and plans to adopt this pronouncement beginning with its fiscal year beginning June 1, 2028.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements. The amendments in this update are to make other incremental improvements to GAAP and facilitate codification updates for a broad range of Topics arising from technical corrections, unintended application of the codification, clarifications, and other minor improvements. The resulting amendments are collectively referred to as Codification improvements. ASU 2025-12 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact the adoption of ASU 2025-12 may have on the Company’s condensed combined financial statements.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”): Improvements to Income Tax Disclosures. This ASU is intended to enhance the transparency and decision usefulness of income tax disclosures, primarily related to standardization and disaggregation of rate reconciliation categories and income taxes paid by jurisdiction. The guidance is effective for fiscal years beginning after December 15, 2024, with early adoption permitted, and can be applied either prospectively or retrospectively. The Company does not expect the impact of adopting this ASU to be material on its disclosures and plans to adopt this pronouncement beginning with its fiscal year beginning June 1, 2025.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This ASU is intended to enhance transparency of income statement disclosures primarily through additional disaggregation of relevant expense captions. The standard is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with prospective or retrospective application permitted. The Company is currently evaluating the impact of this ASU on its financial statement presentation and disclosures and plans to adopt this pronouncement beginning with its fiscal year beginning June 1, 2027.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270) Narrow-Scope Improvements. which is intended to improve the navigability of the guidance in ASC 270, Interim Reporting, and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. ASU 2025-11 also addresses the form and content of such financial statements, interim disclosures requirements, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, and early adoption is permitted. The Company is currently evaluating the impact of this ASU on its financial statements and plans to adopt this pronouncement beginning with its fiscal year beginning June 1, 2028.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements. The amendments in this update are to make other incremental improvements to GAAP and facilitate codification updates for a broad range of Topics arising from technical corrections, unintended application of the codification, clarifications, and other minor improvements. The resulting amendments are collectively referred to as Codification improvements. ASU 2025-12 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact the adoption of ASU 2025-12 may have on the Company’s combined financial statements.

In April 2026, the FASB issued ASU 2026-01, Equity (Topic 505): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock, which is intended to provide authoritative guidance on how an issuer should initially measure paid-in-kind dividends on equity-classified preferred stock. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in an interim or annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently evaluating the impact the adoption of ASU 2026-01 may have on the Company’s combined financial statements.